Contract Assets (Liabilities) (Tables)	12 Months Ended
Dec. 31, 2024
Contract Assets/(Liabilities) [Abstract]
Schedule of Contract Assets

Contract assets consisted of the following:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Revenue recognized to date	12,903,448	21,715,095	15,894,521
Less: Progress billings to date	8,090,135	16,763,104	12,269,876
Contract assets	4,813,313	4,951,991	3,624,646
Contract assets – current	4,813,313	4,618,205	3,380,329
Contract assets – non-current	—	333,786	244,317

Schedule of Contract Liabilities

The movement in contract liabilities is as follows:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Balance at beginning of the year	136,464	—	—
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(136,464)	—	—
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	—	—	—
Balance at end of the year	—	—	—